Major Customers and Accounts Receivable (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | No Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.00%
Revenue Benchmark [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage		60.00%
Accounts Receivable [Member] | One Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage	67.00%	75.00%